Securities (Tables)	6 Months Ended
Apr. 30, 2019
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Unrealized gains and losses on securities at fair value through other comprehensive income

Unrealized gains and losses on securities at FVOCI (1) (2)

	As at
	April 30, 2019				October 31, 2018
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed
Canadian government debt
Federal (3)	$450	$2	$(1)	$451	$244	$–	$(6)	$238
Provincial and municipal	2,116	26	(4)	2,138	1,578	2	(26)	1,554
U.S. state, municipal and agencies debt (3)	16,119	203	(81)	16,241	18,000	285	(149)	18,136
Other OECD government debt	4,190	3	(1)	4,192	1,469	2	(1)	1,470
Mortgage-backed securities (3)	2,578	2	(12)	2,568	2,176	1	(3)	2,174
Asset-backed securities
CDO	7,100	1	(39)	7,062	6,248	1	(10)	6,239
Non-CDO securities	880	6	(2)	884	856	9	(2)	863
Corporate debt and other debt	20,809	61	(9)	20,861	17,439	22	(42)	17,419
Equities	294	221	(2)	513	197	186	(1)	382
Loan substitute securities	25	–	(1)	24	25	–	(1)	24
	$54,561	$525	$(152)	$54,934	$48,232	$508	$(241)	$48,499

(1)	Excludes $47,141 million of held-to-collect securities as at April 30, 2019 that are carried at amortized cost, net of allowance for credit losses (October 31, 2018 – $46,109 million).
(2)	Gross unrealized gains and losses includes $1 million of allowance for credit losses on debt securities at FVOCI as at April 30, 2019 (October 31, 2018 – $11 million) recognized in income and Other components of equity.
(3)	The majority of the MBS are residential. Cost/Amortized cost, gross unrealized gains, gross unrealized losses and fair value related to commercial MBS are $1,681 million, $1 million, $9 million and $1,673 million, respectively as at April 30, 2019 (October 31, 2018 – $1,442 million, $nil, $6 million and $1,436 million, respectively).

Summary of Allowance for credit losses - Securities at FVOCI and Amortized Cost

Allowance for credit losses – securities at FVOCI (1)

	For the three months ended
	April 30, 2019				April 30, 2018
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$6	$–	$3	$9	$37	$5	$–	$42
Provision for credit losses
Transfers to Stage 1	–	–	–	–	–	–	–	–
Transfers to Stage 2	–	–	–	–	–	–	–	–
Purchases	1	–	–	1	48	–	–	48
Sales and maturities	–	–	–	–	(46)	–	–	(46)
Changes in risk, parameters and exposures	(2)	–	(7)	(9)	(1)	(1)	–	(2)
Exchange rate and other	–	–	–	–	2	1	–	3
Balance at end of period	$5	$–	$(4)	$1	$40	$5	$–	$45

	For the six months ended
	April 30, 2019				April 30, 2018
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$4	$7	$–	$11	$3	$22	$–	$25
Provision for credit losses
Transfers to Stage 1	–	–	–	–	–	–	–	–
Transfers to Stage 2	–	–	–	–	–	–	–	–
Purchases	3	–	–	3	82	–	–	82
Sales and maturities	(1)	(7)	–	(8)	(46)	(17)	–	(63)
Changes in risk, parameters and exposures	(1)	–	(4)	(5)	(1)	1	–	–
Exchange rate and other	–	–	–	–	2	(1)	–	1
Balance at end of period	$5	$–	$(4)	$1	$40	$5	$–	$45

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.

Allowance for credit losses – securities at amortized cost

	For the three months ended
	April 30, 2019				April 30, 2018
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$6	$30	$–	$36	$4	$35	$–	$39
Provision for credit losses
Transfers to Stage 1	–	–	–	–	–	–	–	–
Transfers to Stage 2	–	–	–	–	–	–	–	–
Purchases	3	–	–	3	2	–	–	2
Sales and maturities	–	–	–	–	(1)	(1)	–	(2)
Changes in risk, parameters and exposures	(2)	(8)	–	(10)	(1)	(5)	–	(6)
Exchange rate and other	–	1	–	1	–	2	–	2
Balance at end of period	$7	$23	$–	$30	$4	$31	$–	$35

	For the six months ended
	April 30, 2019				April 30, 2018
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$6	$32	$–	$38	$9	$45	$–	$54
Provision for credit losses
Transfers to Stage 1	–	–	–	–	3	(3)	–	–
Transfers to Stage 2	–	–	–	–	(7)	7	–	–
Purchases	4	–	–	4	3	–	–	3
Sales and maturities	–	–	–	–	(2)	(10)	–	(12)
Changes in risk, parameters and exposures	(3)	(10)	–	(13)	(2)	(7)	–	(9)
Exchange rate and other	–	1	–	1	–	(1)	–	(1)
Balance at end of period	$7	$23	$–	$30	$4	$31	$–	$35

Summary of Credit risk exposure on Investment Securities by internal risk rating

The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings as at the reporting date as outlined in the internal ratings maps in the Credit risk section of our 2018 Annual Report.

	As at
	April 30, 2019				October 31, 2018
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$53,783	$3	$–	$53,786	$46,956	$479	$–	$47,435
Non-investment grade	471	1	–	472	500	33	–	533
Impaired	–	–	139	139	–	–	125	125
	$54,254	$4	$139	$54,397	$47,456	$512	$125	$48,093
Items not subject to impairment (2)				537				406
				$54,934				$48,499
Securities at amortized cost
Investment grade	$45,780	$78	$–	$45,858	$44,958	$119	$–	$45,077
Non-investment grade	676	637	–	1,313	367	703	–	1,070
Impaired	–	–	–	–	–	–	–	–
	$46,456	$715	$–	$47,171	$45,325	$822	$–	$46,147
Allowance for credit losses	7	23	–	30	6	32	–	38
Amortized cost	$46,449	$692	$–	$47,141	$45,319	$790	$–	$46,109

(1)	Includes $139 million of purchased credit impaired securities (October 31, 2018 – $125 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.